Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds				$ 200,000,000	$ 200,000,000
Less:
Redemption of Class A ordinary share subject to possible redemption				(154,906,130)
Plus:
Increase in redemption value of Class A ordinary shares subject to possible redemption				2,070,678
Class A ordinary shares subject to possible redemption				47,164,548	$ 200,000,000
Class A Ordinary Shares [Member]
Less:
Redemption of Class A ordinary share subject to possible redemption		$ (26,023,916)
Plus:
Increase in redemption value of Class A ordinary shares subject to possible redemption	$ 260,232	439,819	$ 501,501
Class A ordinary shares subject to possible redemption	$ 22,342,184	$ 22,081,952	$ 47,666,049	$ 47,164,548